Summary of significant accounting policies (Details 2) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Noncontrolling interests	$ 791,420	$ 850,152
Infobird Guiyang [Member]
Noncontrolling interests	(97,690)	(73,283)
Infobird Anhui [Member]
Noncontrolling interests	(73)	(12)
Shanghai Qishuo [Member]
Noncontrolling interests	$ 889,183	$ 923,447